[Chapman and Cutler LLP Letterhead]

September 26, 2023

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Valkyrie ETF Trust II (the “Trust”)
(Registration Nos. 333-258722 and 811-23725

To Whom It May Concern:

On behalf of the Trust and its series, Valkyrie Bitcoin Strategy ETF and Valkyrie Bitcoin Miners ETF (collectively, the “Funds”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among the Trust, Valkyrie Funds, LLC and Vident Advisory, LLC. The change of control, which is discussed in greater detail in the filing, has resulted in other similar filings (see SEC Accession No. 0000894189-23-003718, 0000894189-23-003852 and 0000894189-23-003780).

If you have any questions or require further information, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/	Morrison C. Warren
Morrison C. Warren

Enclosure